Long-term Debt (Narrative II) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jul. 25, 2024
Debt Instrument [Line Items]
Loan expenses and other	$ 88	$ 103
Outstanding balance	503,116		$ 529,189
Nordea Bank AB, London Branch [Member]
Debt Instrument [Line Items]
Periodic payment, principal	4,454
Balloon installments	$ 64,827
Maturity date	Jul. 25, 2030
Loan amount				$ 167,263